S000084190 [Member] Annual Fund Operating Expenses - Nuveen Ultra Short Income ETF - Nuveen Ultra Short Income ETF	Jul. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.17%